COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Loan From Related Party Tables
COMMITMENTS AND CONTINGENCIES	Future minimum lease payments under operating leases are as follows:
Year	Amount
2015	$4,290,251
2016	3,341,574
2017	2,680,097
2018	1,724,342
2019	1,090,866
Thereafter	2,017,403
$15,144,533